UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (3.5%)

General Dynamics Corp.	12,400	$1,575,916

Honeywell International, Inc.	9,227	859,218

L-3 Communications Holdings, Inc.	8,724	1,037,458

Northrop Grumman Corp.	11,400	1,502,064

Raytheon Co.	11,700	1,188,954

United Technologies Corp.	7,310	771,936

		6,935,546
Air freight and logistics (0.2%)

United Parcel Service, Inc. Class B	4,100	402,989

		402,989
Airlines (1.4%)

American Airlines Group, Inc.	6,800	241,264

Copa Holdings SA Class A (Panama)	1,400	150,206

Delta Air Lines, Inc.	21,900	791,685

Southwest Airlines Co.	37,900	1,279,883

Spirit Airlines, Inc.(NON)	5,200	359,528

		2,822,566
Auto components (1.1%)

Dana Holding Corp.	13,500	258,795

Lear Corp.	6,000	518,460

Magna International, Inc. (Canada)	4,500	427,095

TRW Automotive Holdings Corp.(NON)	9,396	951,345

		2,155,695
Automobiles (0.3%)

Ford Motor Co.	44,800	662,592

		662,592
Banks (6.5%)

Bank of America Corp.	80,342	1,369,831

Centerstate Banks, Inc.	9,914	102,610

Citigroup, Inc.	24,257	1,256,998

JPMorgan Chase & Co.	76,927	4,634,082

KeyCorp	43,600	581,188

PNC Financial Services Group, Inc.	8,000	684,640

Regions Financial Corp.	22,000	220,880

Wells Fargo & Co.	79,050	4,100,324

		12,950,553
Beverages (2.2%)

Coca-Cola Co. (The)	12,700	541,782

Coca-Cola Enterprises, Inc.	10,600	470,216

Dr. Pepper Snapple Group, Inc.	14,100	906,771

Monster Beverage Corp.(NON)	5,200	476,684

PepsiCo, Inc.	21,620	2,012,606

		4,408,059
Biotechnology (3.3%)

Amgen, Inc.	12,563	1,764,599

Biogen Idec, Inc.(NON)	3,300	1,091,673

Celgene Corp.(NON)	17,700	1,677,606

Gilead Sciences, Inc.(NON)	19,700	2,097,065

		6,630,943
Capital markets (4.0%)

Ameriprise Financial, Inc.	7,900	974,702

Apollo Global Management, LLC Class A	17,600	419,584

Artisan Partners Asset Management, Inc. Class A	7,012	364,975

Bank of New York Mellon Corp. (The)	12,700	491,871

Carlyle Group LP (The)	20,509	624,704

Charles Schwab Corp. (The)	16,000	470,240

Goldman Sachs Group, Inc. (The)	9,920	1,821,014

KKR & Co. LP	17,800	396,940

Lazard, Ltd. Class A	4,000	202,800

Legg Mason, Inc.(S)	8,900	455,324

Morgan Stanley	23,500	812,395

State Street Corp.	13,300	979,013

		8,013,562
Chemicals (2.1%)

Albemarle Corp.	4,100	241,490

Axiall Corp.	5,900	211,279

CF Industries Holdings, Inc.	2,300	642,206

Dow Chemical Co. (The)	18,401	964,948

Huntsman Corp.	12,400	322,276

LyondellBasell Industries NV Class A	8,100	880,146

Monsanto Co.	4,300	483,793

Sherwin-Williams Co. (The)	1,900	416,081

		4,162,219
Commercial services and supplies (1.0%)

Cintas Corp.	7,900	557,661

KAR Auction Services, Inc.	7,793	223,114

MiX Telematics, Ltd. ADR (South Africa)(NON)(S)	18,067	168,746

Pitney Bowes, Inc.(S)	19,300	482,307

Tyco International, Ltd.	12,800	570,496

		2,002,324
Communications equipment (2.3%)

Cisco Systems, Inc.	93,841	2,361,978

Juniper Networks, Inc.	12,900	285,735

Qualcomm, Inc.	27,200	2,033,744

		4,681,457
Construction and engineering (0.2%)

Fluor Corp.	6,900	460,851

		460,851
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)	6,491	335,455

		335,455
Consumer finance (1.2%)

American Express Co.	6,700	586,518

Capital One Financial Corp.	11,200	914,144

Discover Financial Services	15,400	991,606

		2,492,268
Containers and packaging (0.4%)

Ball Corp.(S)	5,300	335,331

Berry Plastics Group, Inc.(NON)	12,100	305,404

MeadWestvaco Corp.	6,000	245,640

		886,375
Diversified financial services (0.4%)

Berkshire Hathaway, Inc. Class B(NON)	5,130	708,658

		708,658
Diversified telecommunication services (1.5%)

AT&T, Inc.(S)	19,320	680,837

Iridium Communications, Inc.(NON)(S)	48,537	429,552

Verizon Communications, Inc.	38,650	1,932,114

		3,042,503
Electric utilities (1.0%)

American Electric Power Co., Inc.	7,900	412,459

Edison International	4,200	234,864

Entergy Corp.	8,900	688,237

Exelon Corp.(S)	18,200	620,438

		1,955,998
Electrical equipment (0.1%)

Generac Holdings, Inc.(NON)(S)	7,200	291,888

		291,888
Electronic equipment, instruments, and components (0.3%)

CDW Corp. of Delaware	16,912	525,118

		525,118
Energy equipment and services (2.8%)

Cameron International Corp.(NON)	4,200	278,796

Halliburton Co.	17,300	1,116,023

Helmerich & Payne, Inc.	4,900	479,563

Nabors Industries, Ltd.	25,200	573,552

National Oilwell Varco, Inc.	11,100	844,710

Schlumberger, Ltd.	22,684	2,306,736

		5,599,380
Food and staples retail (2.4%)

CVS Health Corp.	29,980	2,386,108

Kroger Co. (The)	22,700	1,180,400

Safeway, Inc.	8,900	305,270

Wal-Mart Stores, Inc.(S)	13,300	1,017,051

		4,888,829
Food products (0.9%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	19,780	309,755

Archer Daniels-Midland Co.	11,200	572,320

Pinnacle Foods, Inc.	9,800	319,970

Tyson Foods, Inc. Class A	13,299	523,582

		1,725,627
Health-care equipment and supplies (1.8%)

Baxter International, Inc.	6,400	459,328

Covidien PLC	9,600	830,496

Medtronic, Inc.	16,690	1,033,946

St. Jude Medical, Inc.	12,200	733,586

Zimmer Holdings, Inc.	5,900	593,245

		3,650,601
Health-care providers and services (3.1%)

Aetna, Inc.	6,600	534,600

Cardinal Health, Inc.	10,000	749,200

CIGNA Corp.	5,400	489,726

Express Scripts Holding Co.(NON)	4,600	324,898

HCA Holdings, Inc.(NON)	12,300	867,396

Humana, Inc.	3,900	508,131

McKesson Corp.	5,250	1,022,018

UnitedHealth Group, Inc.	7,800	672,750

WellPoint, Inc.	7,800	933,036

		6,101,755
Hotels, restaurants, and leisure (1.7%)

Carrols Restaurant Group, Inc.(NON)(S)	79,500	565,245

Hilton Worldwide Holdings, Inc.(NON)	15,530	382,504

Intrawest Resorts Holdings, Inc.(NON)	15,195	146,936

Las Vegas Sands Corp.	13,200	821,172

McDonald's Corp.	6,030	571,704

Penn National Gaming, Inc.(NON)	35,600	399,076

Wyndham Worldwide Corp.	5,400	438,804

		3,325,441
Household durables (0.4%)

New Home Co., Inc. (The)(NON)	22,892	309,042

WCI Communities, Inc.(NON)(S)	8,526	157,219

Whirlpool Corp.	2,900	422,385

		888,646
Household products (0.8%)

Kimberly-Clark Corp.	4,000	430,280

Procter & Gamble Co. (The)	13,850	1,159,799

		1,590,079
Independent power and renewable electricity producers (0.6%)

AES Corp.	38,604	547,405

NRG Energy, Inc.	20,300	618,744

		1,166,149
Industrial conglomerates (1.4%)

3M Co.	7,500	1,062,600

General Electric Co.	46,820	1,199,528

Siemens AG (Germany)	4,761	567,447

		2,829,575
Insurance (2.6%)

Allstate Corp. (The)	10,500	644,385

American International Group, Inc.	29,333	1,584,569

Assured Guaranty, Ltd.	14,000	310,240

Genworth Financial, Inc. Class A(NON)	19,200	251,520

Hartford Financial Services Group, Inc. (The)	8,700	324,075

Lincoln National Corp.(S)	11,800	632,244

MetLife, Inc.	7,748	416,223

Prudential PLC (United Kingdom)	13,258	294,471

Travelers Cos., Inc. (The)	8,300	779,702

		5,237,429
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	1,865	601,351

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)	10	135,901

Expedia, Inc.(S)	4,200	368,004

Priceline Group, Inc. (The)(NON)	600	695,148

Zalando SE (Germany)(NON)	4,422	120,082

		1,920,486
Internet software and services (2.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)	21,642	1,922,892

eBay, Inc.(NON)	8,700	492,681

Facebook, Inc. Class A(NON)	12,300	972,192

Google, Inc. Class C(NON)	3,109	1,795,012

VeriSign, Inc.(NON)(S)	3,900	214,968

Yahoo!, Inc.(NON)	5,600	228,200

		5,625,945
IT Services (2.8%)

Alliance Data Systems Corp.(NON)	1,900	471,713

Computer Sciences Corp.	15,100	923,365

DST Systems, Inc.	4,586	384,857

IBM Corp.	9,380	1,780,605

MasterCard, Inc. Class A	8,000	591,360

Visa, Inc. Class A	3,800	810,806

Xerox Corp.	40,300	533,169

		5,495,875
Leisure products (0.2%)

Malibu Boats, Inc. Class A(NON)	19,022	352,287

		352,287
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	10,800	615,384

PerkinElmer, Inc.	5,700	248,520

		863,904
Machinery (1.5%)

Caterpillar, Inc.	9,600	950,688

Deere & Co.(S)	3,700	303,363

Illinois Tool Works, Inc.	9,000	759,780

Joy Global, Inc.(S)	5,500	299,970

Trinity Industries, Inc.(S)	12,900	602,688

		2,916,489
Media (3.6%)

CBS Corp. Class B (non-voting shares)	5,800	310,300

Comcast Corp. Class A	31,170	1,676,323

DIRECTV(NON)	7,000	605,640

DISH Network Corp. Class A(NON)	7,000	452,060

Live Nation Entertainment, Inc.(NON)	15,200	365,104

SFX Entertainment, Inc.(NON)(S)	20,149	101,148

Time Warner Cable, Inc.	5,400	774,846

Time Warner, Inc.	13,700	1,030,377

Time, Inc.(NON)	2,150	50,375

Viacom, Inc. Class B	4,700	361,618

Walt Disney Co. (The)	17,400	1,549,122

		7,276,913
Metals and mining (0.5%)

Alcoa, Inc.	25,100	403,859

Cliffs Natural Resources, Inc.(S)	14,800	153,624

Freeport-McMoRan, Inc. (Indonesia)	13,300	434,245

		991,728
Multiline retail (1.0%)

Kohl's Corp.(S)	6,200	378,386

Macy's, Inc.	17,100	994,878

Target Corp.	9,600	601,728

		1,974,992
Oil, gas, and consumable fuels (6.8%)

Apache Corp.	8,200	769,734

Chesapeake Energy Corp.	18,500	425,315

Chevron Corp.	14,940	1,782,641

Continental Resources, Inc.(NON)(S)	8,000	531,840

EOG Resources, Inc.	13,600	1,346,672

Exxon Mobil Corp.	35,605	3,348,650

Hess Corp.	5,900	556,488

Marathon Oil Corp.	9,300	349,587

Midcoast Energy Partners LP	11,924	266,024

Occidental Petroleum Corp.	22,272	2,141,453

QEP Resources, Inc.	29,400	904,932

Suncor Energy, Inc. (Canada)	13,800	498,870

Valero Energy Corp.	12,100	559,867

World Point Terminals LP (Units)	6,421	122,063

		13,604,136
Paper and forest products (0.3%)

International Paper Co.	11,200	534,688

		534,688
Personal products (0.4%)

Coty, Inc. Class A	33,658	557,040

Herbalife, Ltd.	3,520	154,000

		711,040
Pharmaceuticals (5.9%)

AbbVie, Inc.	16,610	959,394

Allergan, Inc.	3,300	588,027

AstraZeneca PLC (United Kingdom)	4,439	318,028

Eli Lilly & Co.	13,900	901,415

Jazz Pharmaceuticals PLC(NON)	2,446	392,730

Johnson & Johnson	29,030	3,094,308

Merck & Co., Inc.	35,500	2,104,440

Pfizer, Inc.	88,186	2,607,660

Shire PLC ADR (United Kingdom)	3,000	777,150

		11,743,152
Real estate investment trusts (REITs) (0.7%)

American Tower Corp.(R)	3,100	290,253

Armada Hoffler Properties, Inc.(R)	60,854	552,554

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	16,240	224,437

Kimco Realty Corp.(R)	13,500	295,785

		1,363,029
Road and rail (0.8%)

Union Pacific Corp.	14,300	1,550,406

		1,550,406
Semiconductors and semiconductor equipment (3.0%)

Broadcom Corp. Class A	7,600	307,192

Intel Corp.	55,220	1,922,760

Lam Research Corp.	7,700	575,190

Marvell Technology Group, Ltd.	27,100	365,308

Maxim Integrated Products, Inc.	9,300	281,232

Micron Technology, Inc.(NON)	34,200	1,171,692

NVIDIA Corp.	22,700	418,815

Texas Instruments, Inc.	18,600	887,034

		5,929,223
Software (4.7%)

Activision Blizzard, Inc.	13,200	274,428

Electronic Arts, Inc.(NON)	13,800	491,418

Microsoft Corp.	97,950	4,540,962

Oracle Corp.	77,930	2,983,160

Symantec Corp.	24,400	573,644

TiVo, Inc.(NON)	42,500	543,788

		9,407,400
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)	7,200	473,976

Best Buy Co., Inc.(S)	10,700	359,413

Gap, Inc. (The)	11,000	458,590

Home Depot, Inc. (The)	14,800	1,357,752

Lowe's Cos., Inc.	18,000	952,560

Michaels Cos., Inc. (The)(NON)	16,681	291,584

Office Depot, Inc.(NON)	55,000	282,700

Select Comfort Corp.(NON)	19,597	409,969

		4,586,544
Technology hardware, storage, and peripherals (5.8%)

Apple, Inc.	71,483	7,201,909

EMC Corp.	46,600	1,363,516

Hewlett-Packard Co.	26,116	926,335

NetApp, Inc.	6,400	274,944

SanDisk Corp.	9,039	885,370

Western Digital Corp.	10,400	1,012,128

		11,664,202
Textiles, apparel, and luxury goods (0.9%)

Hanesbrands, Inc.	5,900	633,896

Michael Kors Holdings, Ltd.(NON)	4,800	342,672

NIKE, Inc. Class B	7,000	624,400

Tumi Holdings, Inc.(NON)(S)	10,800	219,780

		1,820,748
Tobacco (1.4%)

Altria Group, Inc.	23,900	1,097,966

Lorillard, Inc.	6,000	359,460

Philip Morris International, Inc.	16,733	1,395,532

		2,852,958
Trading companies and distributors (0.4%)

Air Lease Corp.	7,525	244,563

United Rentals, Inc.(NON)	4,400	488,840

		733,403

Total common stocks (cost $134,400,004)		$197,450,678

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Alcoa, Inc. $2.688 Ser. 1, cv. pfd.(NON)	12,475	$622,503

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)	2,034	220,689

Iridium Communications, Inc. 144A $7.00 cv. pfd.	3,770	420,826

Tyson Foods, Inc. $2.375 cv. pfd.(NON)	4,338	218,201

Total convertible preferred stocks (cost $1,421,050)		$1,482,219

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	7,806,050	$7,806,050

Putnam Short Term Investment Fund 0.06%(AFF)	504,262	504,262

Total short-term investments (cost $8,310,312)		$8,310,312

TOTAL INVESTMENTS

Total investments (cost $144,131,366)(b)		$207,243,209

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $199,682,162.
(b)	The aggregate identified cost on a tax basis is $146,882,520, resulting in gross unrealized appreciation and depreciation of $62,683,513 and $2,322,824, respectively, or net unrealized appreciation of $60,360,689.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $135,901, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$410,102	$7,978,857	$7,884,697	$49	$504,262
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $7,806,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,553,028.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$24,708,361	$120,082	$135,901
Consumer staples	16,176,592	—	—
Energy	19,203,516	—	—
Financials	30,471,028	294,471	—
Health care	28,672,327	318,028	—
Industrials	20,378,590	567,447	—
Information technology	43,329,220	—	—
Materials	6,910,465	—	—
Telecommunication services	3,042,503	—	—
Utilities	3,122,147	—	—
Total common stocks	196,014,749	1,300,028	135,901
Convertible preferred stocks	622,503	859,716	—
Short-term investments	504,262	7,806,050	—

Totals by level	$197,141,514	$9,965,794	$135,901

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014